Condensed Interim Consolidated Statements of Changes in Shareholders' Deficiency (Parenthetical)	Jun. 30, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 $ / shares	Mar. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 $ / shares	Jun. 30, 2020 $ / shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued, price per share | (per share)				$ 0.40	$ 0.26	$ 0.35	$ 0.04
Units issued for debt settlement, per price					0.67		0.09
Debt settlement, per share price | (per share)		$ 0.45	$ 0.57		$ 0.37	$ 0.49	0.14
Shares issued price per share | (per share)		$ 0.32	$ 0.40				0.42
Non Brokered Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued, price per share	$ 0.30
Special Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued, price per share	0.30
Contractor Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued, price per share	$ 0.30
Debt Settlement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued, price per share				$ 0.58
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price | (per share)							0.18
Debt Settlement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt settlement, per share price							$ 0.42